Total revenue and income (Tables)	12 Months Ended
Dec. 31, 2025
Revenue and income [Abstract]
Total revenue and income
	For the year ended December 31,
	2025	2024	2023
Gross amount from transaction activities and other services (i)	9,419,128	10,352,228	10,241,654
Gross financial amount (ii)	11,888,127	9,391,519	6,858,109
Gross other financial amount (iii)	944,501	699,333	402,394
Total gross amount	22,251,756	20,443,080	17,502,157

Deductions from gross amount from transactions activities and other services (iv)	(1,260,474)	(1,168,946)	(1,214,412)
Deductions from gross financial amount (v)	(303,521)	(241,092)	(205,063)
Deductions from gross other financial amount (vi)	(277,249)	(223,410)	(134,281)
Total deductions from gross amount	(1,841,244)	(1,633,448)	(1,553,756)
Total revenue and income	20,410,512	18,809,632	15,948,401

(i)        Includes mainly intermediation fee, membership fee and credit operations revenues.

(ii)      Includes income from early payment of notes payable to third parties.

(iii)     Includes (a) interest of financial investments and (b) gain on exchange variation.

(iv)     Deductions consist of transactions taxes.

(v)       Deductions consist of taxes on financial income.

(vi)     Deductions consist of taxes on other financial income.